Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Computation of earnings (loss) per share under the treasury stock method and the effect on the weighted-average number of shares of dilutive potential common stock:

The following table represents amounts used in computing earnings (loss) per share and the effect on the weighted-average number of shares of dilutive potential common shares for the years ended December 31:

	2014	2013	2012
Numerator
Income (loss) used in basic and diluted earnings (loss) per share
Income (loss) from continuing operations, net of tax	$114,417	$(181,605)	$76,728
Loss from discontinued operations, net of tax	—	—	(3,125)
Net income (loss) attributable to Diebold, Incorporated	$114,417	$(181,605)	$73,603
Denominator
Weighted-average number of common shares used in basic earnings (loss) per share	64,530	63,659	63,061
Effect of dilutive shares (1)	624	—	853
Weighted-average number of shares used in diluted earnings (loss) per share	65,154	63,659	63,914
Basic earnings (loss) per share
Income (loss) from continuing operations, net of tax	$1.77	$(2.85)	$1.22
Loss from discontinued operations, net of tax	—	—	(0.05)
Net income (loss) attributable to Diebold, Incorporated	$1.77	$(2.85)	$1.17
Diluted earnings (loss) per share
Income (loss) from continuing operations, net of tax	$1.76	$(2.85)	$1.20
Loss from discontinued operations, net of tax	—	—	(0.05)
Net income (loss) attributable to Diebold, Incorporated	$1.76	$(2.85)	$1.15

Anti-dilutive shares
Anti-dilutive shares not used in calculating diluted weighted-average shares	1,053	2,597	2,201

(1)
Incremental shares of 545 thousand were excluded from the computation of diluted EPS for the year ended December 31, 2013 because their effect is anti-dilutive due to the loss from continuing operations.